Financial Risk Management (Details) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Amounts payable and other liabilities	$ 4,176	$ 2,062
Due to related party	75,832	2,972,945
Loan payable	0	101,209
Total	80,008	3,076,216
Within One Year
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Amounts payable and other liabilities	4,176	2,062
Due to related party	75,832	2,972,945
Loan payable	0	101,209
Total	80,008	3,076,216
One to Five Years
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Amounts payable and other liabilities	0	0
Due to related party	0	0
Loan payable	0	0
Total	$ 0	$ 0